Organization and Summary of Significant Accounting Policies (Details) - Schedule of exercise price could be less than the most recent fair value of the common shares	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Exercise Price Could Be Less Than The Most Recent Fair Value Of The Common Shares Abstract
Potential shares from convertible debt	125,000
Total	125,000